Profit before tax - Expenses by nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Profit before tax
Employee benefit expenses (Note 7)	¥ 597,623	¥ 441,136	¥ 325,670
Students related cost	199,478	147,571	116,273
Transportation	49,137	36,110	31,823
Marketing and promotion	24,490	24,019	21,240
Depreciation (Note 11)	132,026	113,128	110,485
Utilities	26,162	26,100	23,286
Amortization of intangible assets (Note 12)	1,494	446	662
Operating lease charges	35,639	33,290	30,030
Cost related to educational trips and overseas study consulting services		14,263
Others	58,518	70,787	39,300
Total cost of revenue, selling expenses and administrative expenses	¥ 1,124,567	¥ 892,587	¥ 698,769